SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Other than temporary impairment of marketable securities	$ 0	$ 0	$ 0
Gain on sale of marketable securities previously impaired	0	172	48
Reimbursement revenue	452	305	347
Advertising expense	220	228	170
Severance expense	$ 221	$ 213	$ 196
Weighted average number of anti-dilutive shares excluded from the calculation of diluted net earnings	595,439	515,053	510,705